Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Allowance for Doubtful Accounts (in Dollars)	$ 43,282	$ 44,124
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	150,000,000	150,000,000
Common Stock, shares issued	37,984,182	21,007,536
Common Stock, shares outstanding	37,984,182	21,007,536